Acquisitions and Disposals - Purchase price allocation (Details) € in Millions	Jun. 30, 2026 EUR (€)
KWIL & ULICC
Acquisitions and Disposals
Intangible assets	€ 20
Property, plant and equipment	131
Other non-current assets	2
Trade and other receivables	33
Inventories	47
Other current assets	3
Non-current liabilities	(48)
Current liabilities	(92)
Total identifiable net assets at fair value	96
Non-controlling interest	(25)
Goodwill arising on acquisition	360
Purchase consideration transferred	431
Contingent consideration recognised as of acquisition date	0
Equity interests of acquirer	0
Goodwill expected to be deductible for tax purposes	0
KWIL
Acquisitions and Disposals
Intangible assets	10
Property, plant and equipment	117
Other non-current assets	1
Trade and other receivables	23
Inventories	28
Other current assets	1
Non-current liabilities	(45)
Current liabilities	(66)
Total identifiable net assets at fair value	69
Non-controlling interest	(25)
Goodwill arising on acquisition	235
Purchase consideration transferred	279
ULICC
Acquisitions and Disposals
Intangible assets	10
Property, plant and equipment	14
Other non-current assets	1
Trade and other receivables	10
Inventories	19
Other current assets	2
Non-current liabilities	(3)
Current liabilities	(26)
Total identifiable net assets at fair value	27
Goodwill arising on acquisition	125
Purchase consideration transferred	€ 152